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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hill Air Company I, LLC
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:


/s/ David Radunsky                           Dallas, TX          April 23, 2010
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:      51
Form 13F Information Table Value Total: 147,796 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-10140              Petrus Securities L.P.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
       --------------        --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------        --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AGCO CORP                          COM       001084102      906     32,800 SH          SOLE                 32,800
AMERICAN FINL GROUP INC OHIO       COM       025932104    1,066     41,800 SH          SOLE                 41,800
ATMOS ENERGY CORP                  COM       049560105      995     35,300 SH          SOLE                 35,300
AUTOMATIC DATA PROCESSING IN       COM       053015103    9,597    244,200 SH          SOLE           1    244,200
AUTOZONE INC                       COM       053332102    7,457     51,000 SH          SOLE           1     51,000
AVISTA CORP                        COM       05379B107      665     32,900 SH          SOLE                 32,900
BLACK BOX CORP DEL                 COM       091826107      384     15,300 SH          SOLE                 15,300
BUCYRUS INTL INC NEW               COM       118759109    1,090     30,600 SH          SOLE                 30,600
CISCO SYS INC                      COM       17275R102    9,291    394,700 SH          SOLE           1    394,700
CMS ENERGY CORP                    COM       125896100    1,080     80,600 SH          SOLE                 80,600
COCA COLA CO                       COM       191216100    4,833     90,000 SH          SOLE           1     90,000
COMCAST CORP NEW                   CL A      20030N101    3,418    202,500 SH          SOLE           1    202,500
COMCAST CORP NEW                 CL A SPL    20030N200    4,290    266,800 SH          SOLE           1    266,800
COMPUTER SCIENCES CORP             COM       205363104    1,792     34,000 SH          SOLE                 34,000
COSTCO WHSL CORP NEW               COM       22160K105    6,856    121,600 SH          SOLE           1    121,600
COVANTA HLDG CORP            DBCV 1.000% 2/0 22282EAA0    3,168  3,500,000 SH          SOLE              3,500,000
DARDEN RESTAURANTS INC             COM       237194105    4,973    145,700 SH          SOLE           1    145,700
EBAY INC                           COM       278642103    6,591    279,300 SH          SOLE           1    279,300
ENBRIDGE ENERGY PARTNERS L P       COM       29250R106    1,104     24,500 SH          SOLE                 24,500
ENCORE ACQUISITION CO              COM       29255W100      871     23,300 SH          SOLE                 23,300
ENERSYS                            COM       29275Y102      661     29,900 SH          SOLE                 29,900
FAIRFAX FINL HLDGS LTD           SUB VTG     303901102    1,668      4,500 SH          SOLE                  4,500
FPIC INS GROUP INC                 COM       302563101      299      8,900 SH          SOLE                  8,900
GENTIVA HEALTH SERVICES INC        COM       37247A102      560     22,400 SH          SOLE                 22,400
HELMERICH & PAYNE INC              COM       423452101    1,328     33,600 SH          SOLE                 33,600
INNOPHOS HOLDINGS INC              COM       45774N108      377     20,400 SH          SOLE                 20,400
INTUIT                             COM       461202103    8,787    308,300 SH          SOLE           1    308,300
JOHNSON & JOHNSON                  COM       478160104    5,590     91,800 SH          SOLE           1     91,800
LAWSON SOFTWARE INC NEW      NOTE 2.500% 4/1 52078PAA0    5,225  5,500,000 SH          SOLE              5,500,000
LIFEPOINT HOSPITALS INC            COM       53219L109      728     26,900 SH          SOLE                 26,900
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0 535678AD8    5,984  6,112,000 SH          SOLE              6,112,000
MOLINA HEALTHCARE INC              COM       60855R100      426     20,600 SH          SOLE                 20,600
M-SYSTEMS FIN INC            NOTE 1.000% 3/1 55375VAB8    4,934  5,000,000 SH          SOLE              5,000,000
NELNET INC                         CL A      64031N108      391     31,400 SH          SOLE                 31,400
ONEOK PARTNERS LP             UNIT LTD PARTN 68268N103    1,095     20,700 SH          SOLE                 20,700
PLEXUS CORP                        COM       729132100      627     23,800 SH          SOLE                 23,800
PROGRESSIVE CORP OHIO              COM       743315103    6,738    406,400 SH          SOLE           1    406,400
REGAL BELOIT CORP                  COM       758750103      763     16,700 SH          SOLE                 16,700
RENT A CTR INC NEW                 COM       76009N100      646     34,200 SH          SOLE                 34,200
SCHNITZER STL INDS                 CL A      806882106      650     12,200 SH          SOLE                 12,200
SEACOR HOLDINGS INC                COM       811904101      792      9,700 SH          SOLE                  9,700
SONIC CORP                         COM       835451105    4,686    423,700 SH          SOLE           1    423,700
SYNNEX CORP                        COM       87162W100      631     20,700 SH          SOLE                 20,700
TARGET CORP                        COM       87612E106    6,661    142,700 SH          SOLE           1    142,700
TECH DATA CORP                     COM       878237106      957     23,000 SH          SOLE                 23,000
TEXTAINER GROUP HOLDINGS LTD       SHS       G8766E109      612     38,200 SH          SOLE                 38,200
TJX COS INC NEW                    COM       872540109   11,145    300,000 SH          SOLE           1    300,000
UNIFIRST CORP MASS                 COM       904708104      520     11,700 SH          SOLE                 11,700
UNIVERSAL HLTH SVCS INC            CL B      913903100    1,071     17,300 SH          SOLE                 17,300
WAL MART STORES INC                COM       931142103    1,654     33,700 SH          SOLE           1     33,700
WHITING PETE CORP NEW              COM       966387102    1,163     20,200 SH          SOLE                 20,200
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